Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 31.7%

ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	$27,140	$27,059
ACM Auto Trust, Class A, Series 2025-3A, 5.01%, 01/22/30(1)	28,783	28,661
Affirm Asset Securitization Trust, Class A, Series 2025-X1, 5.08%, 04/15/30(1)	16,147	16,180
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	130,000	129,789
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,216
American Express Credit Account Master Trust, Class A, Series 2025-5, 4.51%, 07/15/32	125,000	127,949
American Heritage Auto Receivables Trust, Class A3, Series 2024-1A, 4.90%, 09/17/29(1)	30,000	30,267
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	35,000	35,633
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	123,151
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	66,667	66,398
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,100
Bridgecrest Lending Auto Securitization Trust, Class D, Series 2025-2, 5.62%, 03/17/31	30,000	30,241
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	100,000	99,907
Carvana Auto Receivables Trust, Class B, Series 2021-P3, 1.42%, 08/10/27	60,000	58,420
Carvana Auto Receivables Trust, Class C, Series 2020-P1, 1.32%, 11/09/26	13,449	13,411
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	204,617
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	34,248	34,416
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,188
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,229
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,462
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,149
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,317
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	156,385
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	108,244	111,966
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	29,981
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	40,000	40,350
FinBe USA Trust, Class A, Series 2025-1A, 5.70%, 12/15/28(1)	23,144	23,133
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	29,788

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	$300,000	$305,486
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	30,000	30,954
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	37,391	37,511
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	14,616	14,932
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	59,558	58,395
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	29,851	30,275
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	9,689	9,841
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	35,295
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	30,000	30,576
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	78,928	79,162
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	15,608	15,686
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	86,131	86,014
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	65,000	65,597
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	21,788	21,916
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	35,000	35,705
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	3,427	3,432
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	33,605	33,825
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,355
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	71,557	72,169
OneMain Financial Issuance Trust, Class B, Series 2025-1A, 5.05%, 07/14/38(1)	30,000	30,402
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	104,585	102,623
Oportun Issuance Trust, Class A, Series 2025-A, 5.01%, 02/08/33(1)	20,000	20,003
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	30,000	30,094
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	25,474	25,395
Pawneee Equipment Receivables LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	38,334	38,412
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,810
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	35,790	35,915
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,221
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	54,014	54,841
RCKT Trust, Class B, Series 2025-1A, 4.99%, 07/25/34(1)	40,000	39,924

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Reach ABS Trust, Class B, Series 2023-1A, 7.33%, 02/18/31(1)	$3,575	$3,581
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,237
Reach ABS Trust, Class B, Series 2025-2A, 5.12%, 08/18/32(1)	40,000	40,306
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,218
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,305
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	30,000	29,760
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(1)	78,700	78,855
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,700	30,405
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	50,000	49,871
Tesla Lease Electric Vehicle Securitization 2025-A LLC, Class A2, Series 2025-A, 4.14%, 06/20/28(1)	50,000	49,990
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	17,737
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	34,738	35,251
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,110
United Auto Credit Securitization Trust, Class D, Series 2023-1, 8.00%, 07/10/28(1)	28,684	28,928
Upstart Securitization Trust, Class A2, Series 2025-3, 4.60%, 09/20/35(1)	150,000	149,954
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	6,929	7,008
VFI ABS LLC, Class A, Series 2025-1A, 4.78%, 06/24/30(1)	45,924	46,067
Westlake Automobile Receivables Trust, Class A3, Series 2025-3A, 4.22%, 06/15/29(1)	65,000	64,993
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,303
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	30,000	30,138
Wingspire Equipment Finance LLC, Class A2, Series 2025-1A, 4.33%, 09/20/33(1)	65,000	64,890

Total Asset Backed Securities
(Cost $4,060,358)		4,088,036

MORTGAGE BACKED SECURITIES - 29.1%
Agency Mortgage Backed Security - 7.9%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	122,816	127,026
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	154,894	159,032
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	29,716	30,474
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	109,987	112,530
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	259,852	258,887

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)
Federal National Mortgage Association, 6.00%, 10/01/53	$128,940	$132,156
Federal National Mortgage Association, 6.00%, 08/01/54	48,585	49,825
Federal National Mortgage Association, 6.00%, 01/01/55	52,597	53,858
Federal National Mortgage Association, 4.00%, 03/01/55	100,792	95,915
Total Agency Mortgage Backed Security		1,019,703

Commercial Mortgage Backed Securities - 5.7%
BBCMS Trust, Class A, Series 2018-CBM, 5.33%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	38,098
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.42%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	70,451	70,570
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	110,851
Bx Trust, Class C, Series 2025-ROIC, 5.58%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	24,903	24,856
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	114,600
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	88,611	89,958
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	28,410	28,616
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	30,476
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(3)	40,000	40,220
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	176,732	179,241
Total Commercial Mortgage Backed Securities		727,486

Residential Mortgage Backed Securities - 15.5%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)	33,547	32,491
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66(1)(2)(3)	53,007	47,648
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 4.50%, 05/25/67(1)	46,256	46,013
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(3)	15,510	15,146
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	32,651	32,084
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64(1)(2)(3)	15,221	15,004
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)	182,589	184,985
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)	99,108	98,806
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	131,768	119,822
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	124,184	117,673
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)	218,567	219,570

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	$79,171	$79,797
JPMorgan Mortgage Trust, Class A1A, Series 2024-CES1, 5.92%, 06/25/54(1)	28,654	28,863
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	157,022	155,201
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	34,803	33,547
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	26,152	25,629
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	59,488	57,004
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61(1)	45,152	42,727
OBX Trust, Class A2, Series 2018-1, 4.76%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	16,276	15,971
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)	243,902	245,435
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(3)	65,882	65,686
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	144,042	145,152
RCKT Mortgage Trust, Class A1A, Series 2024-CES6, 5.34%, 09/25/44(1)	74,913	75,160
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	3,212	3,194
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	36,034	32,012
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	29,328	29,171
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	34,486	33,269
Total Residential Mortgage Backed Securities		1,997,060

Total Mortgage Backed Securities
(Cost $3,683,129)		3,744,249

CORPORATE BONDS – 23.1%
Commercial & Residential Mortgage Finance – 0.0%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	5,000	5,161

Communication Services – 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,699
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	14,000	14,009
Gray Media, Inc., 7.25%, 08/15/33(1)	15,000	14,702
Meta Platforms, Inc., 4.20%, 11/15/30	15,000	14,988
Nexstar Media, Inc., 5.63%, 07/15/27(1)	35,000	35,007
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	10,000	10,203
Snap, Inc., 6.88%, 03/15/34(1)	5,000	5,102
T-Mobile USA, Inc., 3.88%, 04/15/30	35,000	34,293
Univision Communications, Inc., 8.00%, 08/15/28(1)	20,000	20,603

Security Description	Principal	Value

CORPORATE BONDS (continued)

Communication Services (continued)
Total Communication Services		$180,606

Consumer Discretionary – 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	$20,000	20,448
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,178
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(1)	15,000	15,291
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	29,364
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,015
Tractor Supply Co., 1.75%, 11/01/30	25,000	22,048
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	32,254
Total Consumer Discretionary		180,598

Consumer Staples – 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	20,000	19,777
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	31,585
Mars, Inc., 4.80%, 03/01/30(1)	20,000	20,435
Post Holdings, Inc., 6.25%, 02/15/32(1)	14,000	14,408
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	15,229
Total Consumer Staples		101,434

Energy – 2.2%
Buckeye Partners LP, 6.75%, 02/01/30(1)	10,000	10,445
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	31,034
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	33,288
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,985
Equities Corp., 7.50%, 06/01/27	30,000	30,516
Equities Corp., 6.38%, 04/01/29	5,000	5,170
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,547
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,545
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	10,000	10,254
Nabors Industries, Inc., 7.38%, 05/15/27(1)	27,000	27,423
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	30,078
Noble Finance II LLC, 8.00%, 04/15/30(1)	20,000	20,771
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	20,435
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20,000	20,078
Total Energy		285,569

Financials – 8.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	30,000	30,566
Allstate Corp. (The), Series B, 7.41%, (3-Month SOFR + 3.20%), 08/15/53(2)	10,000	10,038
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	15,000	15,273
American Express Co., 4.83%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,016
American Express Co., 5.01%, (SOFR + 0.93%), 07/26/28(2)	18,000	18,146
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	5,000	5,154
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	6,000	6,152

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Bank of America Corp., Series TT, 6.13%, (US 5 Year CMT T- Note + 3.23%), perpetual(2)(4)	$20,000	$20,263
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	34,384
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-Month SOFR + 3.39%), perpetual(2)(4)	25,000	24,889
Blackstone Private Credit Fund, 5.95%, 07/16/29	15,000	15,340
Blue Owl Finance LLC, 3.13%, 06/10/31	35,000	31,724
Capital One Financial Corp., 4.49%, (SOFR + 1.25%), 09/11/31(2)	35,000	34,753
Charles Schwab Corp. (The), Series I, 4.00%, (US 5 Year CMT T- Note + 3.17%), perpetual(2)(4)	15,000	14,881
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	20,000	18,778
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	30,000	29,850
Citigroup, Inc., 5.52%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,334
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	19,758
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,734
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	20,000	19,390
F&G Annuities & Life, Inc., 6.50%, 06/04/29	25,000	26,118
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,937
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,470
Goldman Sachs Group, Inc. (The), Series G, 5.87%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,310
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	15,000	15,338
Hat Holdings I LLC / Hat Holdings II LLC, 8.00%, 06/15/27(1)	6,000	6,233
Hub International Ltd., 7.25%, 06/15/30(1)	20,000	20,895
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	26,249
Iron Mountain, Inc., 5.25%, 07/15/30(1)	15,000	14,943
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	24,696
JPMorgan Chase & Co., 5.42%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,314
KeyCorp, Series G, 5.12%, (SOFR + 1.23%), 04/04/31(2)	20,000	20,498
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,747
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	59,381
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	33,313
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,913
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,856

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Rga Global Funding, 5.45%, 05/24/29(1)	$21,000	$21,786
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	10,000	10,435
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,001
Synchrony Financial, 2.88%, 10/28/31	20,000	17,766
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,432
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(2)	30,000	30,772
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	20,000	19,835
Wells Fargo & Co., 6.30%, (SOFR + 1.79%), 10/23/29(2)	15,000	15,870
Total Financials		1,026,531

Health Care – 2.1%
AdaptHealth LLC, 6.13%, 08/01/28(1)	15,000	15,005
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	28,148
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	30,000	31,567
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	32,466
HCA, Inc., 5.45%, 04/01/31	30,000	31,232
Iqvia, Inc., 6.25%, 02/01/29	20,000	21,084
IQVIA, Inc., 6.25%, 06/01/32(1)	25,000	26,088
Medline Borrower LP, 5.25%, 10/01/29(1)	5,000	4,984
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	20,000	20,600
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,648
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	29,371
Total Health Care		266,193

Industrials – 2.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	24,322	24,411
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	25,000	25,593
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	19,652
Boeing Co. (The), 6.26%, 05/01/27	10,000	10,279
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,882
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,469
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	32,041
Flowserve Corp., 3.50%, 10/01/30	15,000	14,295
Herc Holdings, Inc., 7.00%, 06/15/30(1)	15,000	15,710
Hexcel Corp., 4.20%, 02/15/27	32,000	31,811
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	20,000	18,811
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	5,000	5,190
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,042
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,629
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,954
Total Industrials		295,769

Information Technology – 1.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	24,527
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	5,000	4,878
Broadcom, Inc., 4.35%, 02/15/30	25,000	25,127
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	25,000	25,880

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	$20,000	$19,985
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,773
Gartner, Inc., 3.75%, 10/01/30(1)	25,000	23,660
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,862
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	14,000	13,838
Oracle Corp., 6.25%, 11/09/32	25,000	26,793
Vontier Corp., 2.40%, 04/01/28	24,000	22,856
Total Information Technology		227,179

Materials – 1.2%
Bayport Polymers LLC, 4.74%, 04/14/27(1)	25,000	25,060
Berry Global, Inc., 5.80%, 06/15/31	30,000	31,801
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	20,000	20,411
LSB Industries, Inc., 6.25%, 10/15/28(1)	15,000	14,798
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	34,486
Sonoco Products Co., 4.60%, 09/01/29	25,000	25,173
Total Materials		151,729

Real Estate – 0.2%
Epr Properties, 4.95%, 04/15/28	20,000	20,198
Millrose Properties, Inc., 6.38%, 08/01/30(1)	10,000	10,139
Total Real Estate		30,337

Telecommunication Services – 0.1%
CSC Holdings LLC, 5.50%, 04/15/27(1)	20,000	18,577

Transaction & Payment Processing Services – 0.2%
Block, Inc., 6.50%, 05/15/32	20,000	20,765

Utilities – 1.4%
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	21,080
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	20,000	19,026
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(2)	20,000	20,877
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,458
Puget Energy, Inc., 2.38%, 06/15/28	25,000	23,825
Southern California Edison Co., 5.45%, 06/01/31	15,000	15,472
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	39,600
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	31,030
Total Utilities		181,368

Total Corporate Bonds
(Cost $2,897,909)		2,971,816

U.S. GOVERNMENT SECURITIES – 8.2%
U.S. Treasury Note
4.63%, 06/30/26	155,000	155,820
4.63%, 11/15/26	40,000	40,358
3.75%, 08/15/27	350,000	350,800
4.00%, 07/31/29	220,000	222,685
4.00%, 02/28/30	250,000	253,223
3.63%, 08/31/30	35,000	34,882

Total U.S. Government Securities
(Cost $1,053,228)		1,057,768

Security Description	Principal	Value

FOREIGN BONDS – 4.9%

Consumer Discretionary – 0.7%
Ashtead Capital, Inc., 4.25%, 11/01/29 (United Kingdom)(1)	$25,000	$24,665
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	25,000	25,328
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	20,000	19,745
Sodexo, Inc., 5.15%, 08/15/30 (France)(1)	25,000	25,620
Total Consumer Discretionary		95,358

Consumer Staples – 0.2%
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,739

Consumer, Non-cyclical – 0.2%
180 Medical, Inc., 3.88%, 10/15/29 (United Kingdom)(1)	25,000	24,179

Energy – 0.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	45,000	45,047
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,660
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	20,000	20,840
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)	20,000	20,214
Total Energy		106,761

Financials – 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	25,000	25,851
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,176
Bpce SA, 5.98%, (SOFR + 2.10%), 01/18/27 (France)(1)(2)	25,000	25,067
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	25,331
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,615
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	25,000	26,437
UBS AG/London, 5.65%, 09/11/28 (Switzerland)	25,000	26,124
Total Financials		170,601

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care – 0.2%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	$30,000	$26,879

Industrials – 0.3%
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	25,000	25,931
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,459
Total Industrials		36,390

Materials – 0.6%
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	10,000	10,325
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	30,207
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	14,076
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Ireland)	25,000	25,799
Total Materials		80,407

Utilities – 0.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(5)	10,000	10,049
Electricite de France SA, 5.70%, 05/23/28 (France)(1)	25,000	25,820
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,510
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,705
Total Utilities		77,084

Total Foreign Bonds
(Cost $627,918)		638,398

TOTAL INVESTMENTS - 97.0%
(Cost $12,322,542)		12,500,267
Other Assets in Excess of Liabilities - 3.0%		383,985
Net Assets - 100.0%		$12,884,252

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $7,653,888, or 59.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Perpetual security with no contractual maturity date.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2025.

Abbreviations:
CMT — Constant Maturity Treasury Index
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Centrally cleared credit default swaps outstanding as of October 31, 2025 were as follows:

Reference Entity	Pay/Receive	Expiration Date	Notional Amount	(Pay)/ Receive Fixed Rate(1)	Payment Frequency	Counterparty	Value	Unrealized Appreciation/ (Depreciation)(2)
CDX.NA.HY.45-V1	Receive	12/20/30	$(120,000)	5.00%	Quarterly	CITI Group Global Markets, Inc.	$8,720	$169

(1)	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(2)	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at October 31, 2025.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$4,088,036	$—	$4,088,036
Mortgage Backed Securities	—	3,744,249	—	3,744,249
Corporate Bonds	—	2,971,816	—	2,971,816
U.S. Government Securities	—	1,057,768	—	1,057,768
Foreign Bonds	—	638,398	—	638,398
Swaps(1)	—	169	—	169
Total	$—	$12,500,436	$—	$12,500,436
(1) Swap contracts are valued at the net unrealized appreciation (depreciation).